INCOME TAX - Detailed components of the net deferred tax assets and liabilities (Details) - ZAR (R) R in Millions	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	R (1,180.1)	R (736.6)
Deferred tax assets	245.5	208.7
Net deferred tax liabilities	(934.6)	(527.9)	R (437.4)
Property, plant and equipment (excluding unredeemed capital allowances)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(1,075.1)	(659.7)
Environmental rehabilitation obligation and other funds
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(103.4)	(76.3)
Deferred tax assets	159.0	113.9
Other investments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(1.6)	(0.6)
Other provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	73.0	81.0
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	7.4	9.0
Estimated tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	R 6.1	R 4.8